OPERATING LEASE COMMITMENTS	12 Months Ended
Dec. 31, 2012
Notes to Financial Statements
Note 12. OPERATING LEASE COMMITMENTS

The Company leases certain office and industrial warehouse space in Lake Forest, California. The monthly rent is $3,025 for the first year and will increase to $3,300 for the second year. Net rent expense for the Company for the twelve months ended December 31, 2012 was $55,447.